Trade Receivables (Details) - Schedule of Trade Receivables - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Schedule Of Trade Receivables [Abstract]
Trade receivables		$ 13,370	$ 6,770
Provision for impairment	[1]	(660)	(428)
Trade receivables total		$ 12,710	$ 6,342

[1]	All impairment losses derive from contracts with customers.